Document and Entity Information	Nov. 26, 2025
Cover [Abstract]
Entity Registrant Name	INTERPUBLIC GROUP OF COMPANIES, INC.
Amendment Flag	false
Entity Central Index Key	0000051644
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 26, 2025
Entity Incorporation State Country Code	DE
Entity File Number	1-6686
Entity Tax Identification Number	13-1024020
Entity Address, Address Line One	909 Third Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	704-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	IPG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false